Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit) [Line Items]
Corporation tax at the rate on trading income	12.50%	12.50%	12.50%
Corporation tax at the rate on non trading income	25.00%
Federal and state income tax benefit	$ 1,100,000
Valuation allowance	19,412,000	24,588,000
Unrecognized tax benefits	0	0
Deferred tax asset from the sale of aircraft owned by Australian subsidiary	185,325,000	172,954,000
Minimum [Member]
Income Tax Expense (Benefit) [Line Items]
Irish tax on dividends paid by BBAM LP	12.50%
Maximum [Member]
Income Tax Expense (Benefit) [Line Items]
Irish tax on dividends paid by BBAM LP	25.00%
Irish Taxing Authority [Member]
Income Tax Expense (Benefit) [Line Items]
Valuation allowance	1,700,000
Cayman Island Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Tax rate for repatriated and undistributed earnings from Company's Cayman and Australian subsidiaries	25.00%
French Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Corporation tax rate paid by Fly's subsidiaries residing in Australia	33.33%
Luxembourg Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Corporation tax rate paid by Fly's subsidiaries residing in Australia	28.80%
Australian Subsidiary [Member]
Income Tax Expense (Benefit) [Line Items]
Tax rate for repatriated and undistributed earnings from Company's Cayman and Australian subsidiaries	12.50%
Corporation tax rate paid by Fly's subsidiaries residing in Australia	30.00%
Deferred tax asset from the sale of aircraft owned by Australian subsidiary	$ (2,300,000)